Fair Value Measurements - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Assets
Cash equivalents - money market funds	$ 463.5	$ 558.1
Fair value		3,411.6
Investments pending settlement	12.7	0.5
Derivative assets	0.1
Total other assets	12.8	0.5
Total assets measured at fair value	3,701.2	4,192.3
Liabilities
Derivative liabilities	(1.7)	(0.5)
Investments pending settlement	(23.7)	(21.1)
Total other liabilities	(25.4)	(21.6)
Total liabilities measured at fair value	(25.4)	(21.6)
U.S. Treasuries
Assets
Fair value	552.4	746.6
Agencies
Assets
Fair value	9.4	11.5
Non-U.S. government
Assets
Fair value	53.4	46.4
Corporate bonds
Assets
Fair value	1,897.5	1,913.2
Residential mortgage-backed
Assets
Fair value	246.5	279.1
Commercial mortgage-backed
Assets
Fair value	0.6	0.4
Other asset-backed securities
Assets
Fair value	320.7	414.4
Fixed maturity securities
Assets
Fair value	3,080.5	3,411.6
Fixed maturity securities | U.S. Treasuries
Assets
Fair value	552.4	746.6
Fixed maturity securities | Agencies
Assets
Fair value	9.4	11.5
Fixed maturity securities | Non-U.S. government
Assets
Fair value	53.4	46.4
Fixed maturity securities | Corporate bonds
Assets
Fair value	1,897.5	1,913.2
Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	246.5	279.1
Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.6	0.4
Fixed maturity securities | Other asset-backed securities
Assets
Fair value	320.7	414.4
Short-term investments
Assets
Fair value	144.4	222.1
Short-term investments | U.S. Treasuries
Assets
Fair value	143.6	220.7
Short-term investments | Corporate bonds
Assets
Fair value	0.5	1.1
Short-term investments | Other asset-backed securities
Assets
Fair value	0.3	0.3
Level 1
Assets
Cash equivalents - money market funds	463.5	558.1
Investments pending settlement	12.7	0.5
Derivative assets	0.0
Total other assets	12.7	0.5
Total assets measured at fair value	1,172.2	1,525.9
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	(23.7)	(21.1)
Total other liabilities	(23.7)	(21.1)
Total liabilities measured at fair value	(23.7)	(21.1)
Level 1 | Fixed maturity securities
Assets
Fair value	552.4	746.6
Level 1 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	552.4	746.6
Level 1 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 1 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments
Assets
Fair value	143.6	220.7
Level 1 | Short-term investments | U.S. Treasuries
Assets
Fair value	143.6	220.7
Level 1 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 1 | Short-term investments | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 2
Assets
Cash equivalents - money market funds	0.0	0.0
Investments pending settlement	0.0	0.0
Derivative assets	0.1
Total other assets	0.1	0.0
Total assets measured at fair value	2,529.0	2,666.4
Liabilities
Derivative liabilities	(1.7)	(0.5)
Investments pending settlement	0.0	0.0
Total other liabilities	(1.7)	(0.5)
Total liabilities measured at fair value	(1.7)	(0.5)
Level 2 | Fixed maturity securities
Assets
Fair value	2,528.1	2,665.0
Level 2 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Fixed maturity securities | Agencies
Assets
Fair value	9.4	11.5
Level 2 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	53.4	46.4
Level 2 | Fixed maturity securities | Corporate bonds
Assets
Fair value	1,897.5	1,913.2
Level 2 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	246.5	279.1
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.6	0.4
Level 2 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	320.7	414.4
Level 2 | Short-term investments
Assets
Fair value	0.8	1.4
Level 2 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 2 | Short-term investments | Corporate bonds
Assets
Fair value	0.5	1.1
Level 2 | Short-term investments | Other asset-backed securities
Assets
Fair value	0.3	0.3
Level 3
Assets
Cash equivalents - money market funds	0.0	0.0
Investments pending settlement	0.0	0.0
Derivative assets	0.0
Total other assets	0.0	0.0
Total assets measured at fair value	0.0	0.0
Liabilities
Derivative liabilities	0.0	0.0
Investments pending settlement	0.0	0.0
Total other liabilities	0.0	0.0
Total liabilities measured at fair value	0.0	0.0
Level 3 | Fixed maturity securities
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Agencies
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Non-U.S. government
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Assets
Fair value	0.0	0.0
Level 3 | Fixed maturity securities | Other asset-backed securities
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | U.S. Treasuries
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Corporate bonds
Assets
Fair value	0.0	0.0
Level 3 | Short-term investments | Other asset-backed securities
Assets
Fair value	$ 0.0	$ 0.0